DIRECT HOSPITALITY EXPENSE	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
DIRECT HOSPITALITY EXPENSE	DIRECT HOSPITALITY EXPENSE
The components of direct hospitality expense are as follows:

(US$ Millions) Years ended Dec. 31,	2022	2021	2020
Employee compensation and benefits	$230	$160	$180
Cost of food, beverage, and retail goods sold	245	158	142
Depreciation and amortization	258	269	280
Maintenance and utilities	105	99	112
Marketing and advertising	26	23	28
Other	277	201	166
Total direct hospitality expense	$1,141	$910	$908